Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Net unrealized gains (losses) on derivative instruments
Net unrealized gains (losses), tax	¥ 1,511	¥ 1,393	¥ (1,120)
Reclassification adjustment included in net income, tax	652	(135)	981
Foreign currency translation adjustments
Net unrealized gains (losses), tax	6,212	(729)	2,813
Reclassification adjustment included in net income, tax	4,064	0	(1,296)
Defined benefit pension plans
Net unrealized gains (losses), tax	223	2,821	888
Reclassification adjustment included in net income, tax	225	43	23
Net unrealized gains (losses) on investment in securities
Net unrealized gains (losses), tax	5,078	(4,693)	2,045
Reclassification adjustment included in net income, tax	1,938	680	¥ 9,039
Debt valuation adjustments
Net unrealized gains (losses), tax	357	(101)
Reclassification adjustment included in net income, tax	¥ 17	¥ 11